Vessels - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Document Period End Date	Dec. 31, 2018
Number of vessels owned	56
Property, Plant and Equipment, Additions	$ 207,000,000
Stock Issued During Period, Value, Purchase of Assets		$ 20,300,000
Gain (Loss) on Disposition of Assets		17,701,000	$ 12,433,000
Proceeds from Sale of Property, Plant, and Equipment	0	44,340,000	271,376,000
Write off of deferred financing costs	$ 0	$ 470,000	$ 3,781,000
Kamsarmax
Property, Plant and Equipment [Line Items]
Vessels sold		2
Gain (Loss) on Disposition of Assets		$ 17,700,000
Proceeds from Sale of Property, Plant, and Equipment		22,500,000
Write off of deferred financing costs		500,000
Repayments of Lines of Credit		20,100,000
Kamsarmax
Property, Plant and Equipment [Line Items]
Aggregate Purchase Price of New Vessels		25,500,000
Purchase price paid for New Vessels		$ 6,700,000
Ultramax
Property, Plant and Equipment [Line Items]
Number of vessels owned	37
Vessels acquired		9
Property, Plant and Equipment, Additions		$ 207,000,000
Payments For Vessels Under Construction		$ 186,700,000
Year vessel built 2014 [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Vessels acquired		2
Year vessel built 2015 [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Vessels acquired		4
Year vessel built 2016 [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Vessels acquired		1
Year vessel built 2017 [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Vessels acquired		2
Exhaust cleaning system [Member] | 2019 [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	18
Exhaust cleaning system [Member] | 2020 [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	10
Maximum [Member] | Exhaust cleaning system [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	18
Scrubber installation cost	$ 41,900,000